CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands		CAD ($) shares	Edibles and Infusions Corporation CAD ($) shares	Restricted share units CAD ($) shares		Performance share units CAD ($)	Performance share units shares [1]	Performance share units Share	SHARE CAPITAL CAD ($)	SHARE CAPITAL Edibles and Infusions Corporation CAD ($)	SHARE CAPITAL Restricted share units CAD ($)	SHARE CAPITAL Performance share units CAD ($)	EQUITY RESERVES CAD ($)	EQUITY RESERVES Restricted share units CAD ($)	EQUITY RESERVES Performance share units CAD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME CAD ($)	ACCUMULATED DEFICIT CAD ($)
Number of shares outstanding at beginning of period (in shares) at Aug. 31, 2022 | shares	[1]	78,453,879
Equity at beginning of period at Aug. 31, 2022		$ 508,058							$ 769,725				$ 28,338			$ (78)	$ (289,927)
Shares issued to former shareholders of EIC, net of issue costs (in shares) | shares	[1]		2,621,370
Shares issued to former shareholders of EIC, net of issue costs of $19 (Note 13 (iii) and 25)			$ 6,481							$ 6,481
Share-based compensation (Note 13 (iv))		$ 5,727											5,727
Exercise of stock options (in shares) | shares	[1]	26,300
Exercise of stock options (Note 13 (iii))		$ 39							69				(30)
Exercised of restricted share units or performance share units (in shares)				59,138	[1]		948	948
Exercise of restricted share units or performance share units, increase (decrease)				$ 0		$ 0					$ 621	$ 10		$ (621)	$ (10)
Rounding of fractional shares after share consolidation (in shares) | shares	[1]	(5)
Rounding of fractional shares after share consolidation		$ 0
Net loss		(248,601)															(248,601)
Other comprehensive loss		$ (81)														(81)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2023 | shares	[1]	81,161,630
Equity at end of period at Sep. 30, 2023		$ 271,623							776,906				33,404			(159)	(538,528)
Shares issued to former shareholders of EIC, net of issue costs (in shares) | shares		2,621,370
Unit financing, net of issue costs (in shares) | shares	[1]	8,901,000
Unit financing, net of issuance costs (Note 13 (iii))		$ 19,157							19,157
Private placement (in shares) | shares	[1]	17,322,915
Private placement (Note 13 (iii))		$ 53,365							53,365
Share-based compensation (Note 13 (iv))		$ 7,182											7,182
Exercise of stock options (in shares) | shares	[1]	3,942
Exercise of stock options (Note 13 (iii))		$ 6							11				(5)
Exercised of restricted share units or performance share units (in shares)				1,193,789	[1]		2,216	2,216
Exercise of restricted share units or performance share units, increase (decrease)				$ 0		$ 0					$ 3,430	$ 22		$ (3,430)	$ (22)
Net loss		(45,440)															(45,440)
Other comprehensive loss		$ 96														96
Number of shares outstanding at end of period (in shares) at Sep. 30, 2024 | shares	[1]	108,585,492
Equity at end of period at Sep. 30, 2024		$ 305,989							$ 852,891				$ 37,129			$ (63)	$ (583,968)

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.